Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	11,663
2013	10,136
2014	9,184
2015	6,454
2016	3,741
Future Amortization Expense, Total	41,178
Amortization for Intangible Assets
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	43,653
2013	42,124
2014	41,170
2015	38,439
2016	35,687
Future Amortization Expense, Total	201,073
Amortization for Unfavorable Lease
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	(31,990)
2013	(31,988)
2014	(31,986)
2015	(31,985)
2016	(31,946)
Future Amortization Expense, Total	(159,895)